Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Schedule of useful lives
Computer equipment	3 ‑ 5 years
Software	2 ‑ 5 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of remaining lease term or expected service life of improvement